Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Net Assets Available for Benefits:
Net assets available for benefits per the financial statements	$ 2,162,945,700	$ 1,900,696,600	$ 1,666,043,100
Deemed distributions	(701,300)	(666,300)
Net assets available for benefits per Form 5500	$ 2,162,244,400	$ 1,900,030,300